Cash flow information (Tables)	12 Months Ended
Jun. 30, 2018
Cash Flow Information
Schedule of cash flows generated

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2018, 2017 and 2016:

	Nota	June 30, 2018	June 30, 2017	June 30, 2016
Profit for the year		21,295	5,220	10,078
Profit for the year from discontinued operations		(12,479)	(4,093)	(817)
Adjustments for:
Income tax	18	(124)	2,766	6,325
Amortization and depreciation	20	3,737	3,377	1,531
Loss from disposal of property, plant and equipment		(4)	35	(2)
Net gain from fair value adjustment of investment properties		(22,605)	(4,352)	(17,549)
Share-based payments		23	72	41
(Recovery) Charge for impairment of property, plant and equipment		-	(12)	26
Expenses from sale of investment properties		-	-	32
Derecognition of intangible assets by TGLT agreement		-	28	-
Result from business combinations		-	(8)	-
Disposal of disused investment properties		-	-	24
Gain from disposal of associates		(311)	-	(4)
Financial results, net		19,334	4,052	5,036
Reversal of cumulative translation adjustment		-	(41)	(100)
Provisions and allowances		372	113	191
Share of loss / (profit) of associates and joint ventures	7	721	(106)	(508)
Changes in operating assets and liabilities:
(Increase) / decrease in inventories		(21)	51	16
Decrease in trading properties		499	510	189
Increase in trade and other receivables		(19)	(986)	(547)
Increase in trade and other payables		907	147	160
Increase in salaries and social security liabilities		53	48	20
Decrease in provisions		(202)	(85)	(127)
Net cash generated by continuing operating activities before income tax paid		11,176	6,736	4,015
Net cash generated by discontinued operating activities before income tax paid		4,144	3,280	892
Net cash generated by operating activities before income tax paid		15,320	10,016	4,907

Schedule of reclassification of assets and liabilities held for sale

The following table shows balances incorporated as result of business combination / deconsolidation or reclassification of assets and liabilities to held for sale of subsidiaries:

	June 30, 2018	June 30, 2017	June 30, 2016
Investment properties	(4,382)	-	29,586
Property, plant and equipment	(28,801)	1,712	15,104
Trading properties	-	-	2,656
Intangible assets	(6,188)	19	6,603
Investments in associates and joint ventures	(365)	(74)	9,268
Deferred income tax	-	53	(4,681)
Trade and other receivables	(11,905)	591	9,713
Investment in financial assets	(2,846)	-	5,824
Derivative financial instruments	(23)	-	(54)
Inventories	(5,896)	-	1,919
Restricted assets	(91)	-	-
Group of assets held for sale	-	-	91
Financial assets held for sale	-	-	5,129
Trade and other payables	22,933	(917)	(19,749)
Salaries and social security liabilities	2,389	(148)	-
Borrowings	21,050	(660)	(60,306)
Provisions	432	2	(969)
Income tax and MPIT liabilities	7	1	(267)
Deferred income tax liabilities	2,796	-	-
Employee benefits	1,254	(47)	(405)
Net amount of non-cash assets incorporated / held for sale	(9,636)	532	(538)
Cash and cash equivalents	(5,554)	150	-
Non-controlling interest	7,329	40	(8,630)
Goodwill	74	(26)	1,391
Net amount of assets incorporated / held for sale	(7,787)	696	(7,777)
Interest held before acquisition	-	67	-
Seller financing	(38)	-	-
Cash and cash equivalents incorporated / held for sale	-	(150)	9,193
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	(7,825)	613	1,416

Schedule of detail of significant non-cash transactions

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2018, 2017 and 2016:

	June 30, 2018	June 30, 2017	June 30, 2016
Decrease in investments in associates and joint ventures through a decrease in borrowings	199	9	9
Dividends distribution to non-controlling shareholders not yet paid	(1,529)	64	64
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	-	49	-
Increase in intangible assets through an increase in trade and other payables	-	111	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	4	702	-
Increase in derivative financial instruments through a decrease in investments in financial assets	-	24	-
Payment of dividends through an increase in trade and other payables	8	-	-
Changes in non-controlling interest through a decrease in trade and other receivables	1,380	-	-
Increase in property, plant and equipment through an increase of trade and other payables	793	-	-
Increase in property, plant and equipment through an increase of borrowings	9	-	116
Increase in investment properties through an increase in trade and other payables	133	-	-
Increase in investment properties through a decrease in trade and other receivables	58	-	-
Increase in trade and other receivables through an increase in borrowings	109	-	-
Increase in trading properties through an increase in borrowings	2	-	-
Increase in investment properties through an increase in borrowings	27	-	-
Decrease in investment in associates and joint ventures through dividends receivables not yet paid	4	-	-
Decrease in investment in associates and joint ventures through an increase in assets held for sale	44	-	-
Increase in financial operations through a decrease in investments in associates and joint ventures	65	-	-
Decrease in investment in associates and joint ventures through an increase in trade and other receivables	7	-	-
Increase in investment properties through a decrease in property, plant and equipment	-	-	57
Increase in investment properties through an increase in trading properties	-	-	302
Increase in investments in financial assets through a decrease in trade and other receivables	-	-	71
Increase in investments in financial assets through an increase in trade and other payables	-	-	180
Increase in non-controlling interest through a decrease in derivative financial instruments	-	-	128
Increase in trading properties through a decrease in investment properties	10	-	317
Increase in trading properties through an increase in trade and other payables	62	-	-
Increase in trading properties through a decrease in trade and other receivables	31	-	-
Increase in investment properties through a decrease in trading properties	353	-	-